ASSET ACQUISITION (Details )	Sep. 30, 2022 USD ($)
Fair value of promissory note	$ 1,136
Cash consideration	1,750
Total fair value of consideration	2,886
Net Assets Acquired	2,886
Leasehold improvements [Member]
Net Assets Acquired	731
Liabilities Assumed [Member]
Net Assets Acquired	(41)
Land [Member]
Net Assets Acquired	1,953
Equipment [Member]
Net Assets Acquired	196
Inventory [Member]
Net Assets Acquired	$ 47